This is filed pursuant to Rule 497(e).
File Nos. 33-34001 and 811-06068.


The 497 filing made on behalf of AllianceBernstein Institutional Reserves, Inc. on February 9, 2004 (Accession Number 0000919574-04-000319) was filed using the wrong CIK/CCC numbers and should be disregarded.





00250.0073 #462953